Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Goldman Sachs Asset Backed Securities Corp. (the “Company”)

Goldman Sachs & Co. LLC (“Structuring Agent”)

(together, the “Specified Parties”)

Re: Mill City Solar Loan Trust 2019-2-GS – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “Goldman_DataRequest_v11.xlsx” (the “Data File”) provided by the Company on July 11, 2019 containing information on 8,374 solar loan contracts (“Solar Loans”) as of May 31, 2019 (the “Cutoff Date”), related to Mill City Solar Loan Trust 2019-2-GS. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “LoanpalUWExtract.xlsx” means an electronic data file provided to us by the Company on July 8, 2019, containing FICO Score, In-Service Date (PTO Date), Purchased/Portfolio Asset (Y/N), Solar Panel Manufacturer, Inverter Manufacturer, Battery Manufacturer, Installer Name, and Contracted Generation Guaranteed (%) for the Solar Loans.

•	The term “SystemExtract_20190531.xlsx” means an electronic data file provided to us by the Company on July 8, 2019, containing Current Principal Balance, Remaining Term of Contract, and Days Past Due for the Solar Loans.

•	The term “Welcome Letter” is a document provided to us for each Sample Solar Loan (defined below) by the Company on July 3, 2019, containing the Contract ID, State of Contract, City, Zip Code, Original Term (months) (Origination), Monthly Payment, First Payment Due Date, Last Payment Due Date, Payment Frequency, ACH Payment (Y/N), Issuer Originated Asset, Rate, Re-Amortized Monthly Payment, Original Loan Amount, and Target Balance Date.

•	The term “Installer Contract” is a document provided to us for each Sample Solar Loan by the Company on July 2, 2019, containing System Size (kW).

•	The term “Underwriter Portal” is a screenshot provided to us for certain Sample Solar Loans by the Company on July 10, 2019, containing the System Size (kW) for 4 of the Sample Solar Loans.

•	The term “Source Documents” means the following information provided or made available to us by the Company for each Sample Solar Loan: LoanpalUWExtract.xlsx, SystemExtract_20190531.xlsx, Welcome Letter and Installer Contract. The following files were provided for four of the Sample Solar Loans: Underwriter Portal. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s asset system. We make no representation regarding the validity or accuracy of these documents.

A.	We were instructed by the Company to select a random sample of 150 Solar Loans (each a “Sample Solar Loan”) from the Data File. The Sample Solar Loans are listed in Exhibit A attached hereto. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Solar Loans that we were instructed to randomly select from the Data File.

B.	For each Sample Solar Loan, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Source Documents. The Specified Parties indicated that the absence of any of the Source Documents or the inability to agree the indicated information from the Data File to the Source Document for each of the specified attributes, utilizing methodologies provided by the Company, as applicable, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)/Methodology
1. Contract ID	Welcome Letter
2. State of Contract	Welcome Letter
3. City	Welcome Letter
4. Zip Code	Welcome Letter
5. In-Service Date (PTO Date)	LoanpalUWExtract.xlsx
6. System Size (kW)	Installer Contract, Underwriter Portal, recompute as the number of panels multiplied by module size divided by one thousand.
7. Original Term (months) (Origination)	Welcome Letter
8. Current Loan Balance	SystemExtract_20190531.xlsx
9. Monthly Payment	Welcome Letter
10. FICO Score	LoanpalUWExtract.xlsx
11. First Payment Due Date	Welcome Letter
12. Last Payment Due Date	Welcome Letter

Attribute	Source Document(s)/Methodology
13. Payment Frequency	Welcome Letter
14. # of Months Since PTO (Seasoning)	Recompute as the number of months from the In-Service Date (PTO Date) (attribute #5), to the Cutoff Date, rounded to the nearest integer
15. Remaining Term of Contract (Months)	SystemExtract_20190531.xlsx
16. Contracted Generation Guaranteed (%)	LoanpalUWExtract.xlsx
17. ACH Payment (Y/N)	Welcome Letter
18. Installer Name	LoanpalUWExtract.xlsx
19. Solar Panel Manufacturer	LoanpalUWExtract.xlsx
20. Inverter Manufacturer	LoanpalUWExtract.xlsx
21. Battery Manufacturer	LoanpalUWExtract.xlsx
22. Issuer Originated Asset (Y/N)	Welcome Letter
23. Purchased/Portfolio Asset (Y/N)	LoanpalUWExtract.xlsx
24. Rate	Welcome Letter
25. Re-Amortized monthly payment	Welcome Letter
26. ITC amount	Recompute as Original Loan Amount (attribute #27) times 30%
27. Original Loan Amount	Welcome Letter
28. Days Past Due	SystemExtract_20190531.xlsx
29. Remaining Term to Target Balance Date (Months)	Recompute as the number of payments from the Target Balance Date (attribute #30) to the Cutoff Date
30. Target Balance Date	Welcome Letter

We found the information regarding the Sample Solar Loans to be in agreement with the respective information contained in the Source Documents.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Data File or Source Documents, or methodologies provided by the Company, without verification or evaluation of such information and methodologies by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information and methodologies provided to us by the Company, (ii) the physical existence of the Solar Loans, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Loan being securitized, (iii) the compliance of the originator of the Solar Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

July 12, 2019

Exhibit A

Sample Solar Loan Number	loan_id	Sample Solar Loan Number	loan_id	Sample Solar Loan Number	loan_id
1	19060***	51	19070***	101	19010***
2	18100***	52	18090***	102	18020***
3	18090***	53	18160***	103	19090***
4	18010***	54	19050***	104	19150***
5	19150***	55	18050***	105	18140***
6	19090***	56	18070***	106	18010***
7	18100***	57	18060***	107	19090***
8	19060***	58	18050***	108	19040***
9	19090***	59	18110***	109	18040***
10	19030***	60	19110***	110	19150***
11	18160***	61	18160***	111	18150***
12	18160***	62	19070***	112	19050***
13	19080***	63	19100***	113	19020***
14	19120***	64	19130***	114	18020***
15	18090***	65	18140***	115	19040***
16	19020***	66	19030***	116	19100***
17	19080***	67	19160***	117	18040***
18	19110***	68	19130***	118	18120***
19	19160***	69	19130***	119	18030***
20	18050***	70	19090***	120	19020***
21	19090***	71	18140***	121	19150***
22	19070***	72	19080***	122	18110***
23	18090***	73	19090***	123	18060***
24	18090***	74	18030***	124	19100***
25	18030***	75	19110***	125	18020***
26	18050***	76	18100***	126	19070***
27	18080***	77	19090***	127	18090***
28	18050***	78	19050***	128	18060***
29	18090***	79	19140***	129	18150***
30	18130***	80	18050***	130	19110***
31	19020***	81	19010***	131	18020***
32	18160***	82	18060***	132	19120***
33	18040***	83	19090***	133	18130***
34	19060***	84	18060***	134	18010***
35	18040***	85	19070***	135	19090***
36	18120***	86	18030***	136	19050***
37	19110***	87	19040***	137	18050***
38	18030***	88	19040***	138	18030***
39	19040***	89	18070***	139	19140***
40	18160***	90	18110***	140	19020***
41	19050***	91	18030***	141	19120***
42	19140***	92	19030***	142	19160***
43	19110***	93	19070***	143	19110***
44	18100***	94	19150***	144	18160***
45	18070***	95	19150***	145	19110***
46	19120***	96	18130***	146	19140***
47	18130***	97	18160***	147	18120***
48	19090***	98	19020***	148	18080***
49	18060***	99	19050***	149	19150***
50	19080***	100	18140***	150	19010***